Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2013
For the period [Abstract]
Secured and Unsecured portion of Debt
	December 31, 2012	June 30, 2013
Secured bank debt	$202,250,000	$190,900,000
Unsecured bank debt	14,000,000	12,000,000
Total	$216,250,000	$202,900,000

Current and Non-current portion of Debt
Presented as follows:
Current portion of long-term debt	$22,700,000	$22,700,000
Current portion of loan due to a related party	14,000,000	12,000,000
Long-term debt	179,550,000	168,200,000
Total	$216,250,000	$202,900,000

Minimum annual principal payments
For the period:
July 1, 2013 – June 30, 2014	$34,700,000
July 1, 2014 – June 30, 2015	22,700,000
July 1, 2015 – June 30, 2016	28,950,000
July 1, 2016 – June 30, 2017	104,700,000
July 1, 2017 – June 30, 2018	3,200,000
Thereafter	8,650,000
Total	$202,900,000